Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information
Document Type	F-1
Entity Registrant Name	Atour Lifestyle Holdings Limited
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001853717
Amendment Flag	false